Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Morgan Stanley [Member]
Summarized Operating Results of Morgan Stanley [Table Text Block]
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2019 and 2020 are as follows:

	2019	2020
	(in billions)
Net revenues	¥2,203	¥2,681
Total non-interest expenses	1,593	1,842
Income from continuing operations before income taxes	610	839
Net income applicable to Morgan Stanley	475	632